Unconsolidated Structured Entities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of unconsolidated structured entities [abstract]
Summary Of Nature Purpose Activity Method Of Financing Of The Unconsolidated Structured Entities
42.1 Nature, purpose, and activities of the unconsolidated structured entities and how the structured entities are financed, are as follows:

Nature	Purpose	Activity	Method of financing
Structured financing	Granting PF loans to SOC and real estate Granting loans to ships/aircrafts SPC	Construction of SOC and real estate Building ships, construction and purchase of aircrafts	Loan commitments through credit line, providing credit line, and investment agreements

Investment funds	Investment in beneficiary certificates Investment in PEF and partnerships	Management of fund assets Payment of fund fees and allocation of fund profits	Sales of beneficiary certificate instruments Investment from general partners and limited partners

Trusts	Management of financial trusts; — Development trust — General unspecified money trust — Trust whose principal is not guaranteed — Other trusts	Management of trusted financial assets Payment of trust fees and allocation of trust profits.	Sales of trusted financial assets

Asset-backed securitization	Early cash generation through transfer of securitized assets Fees earned through services to SPC, such as providing lines of credit and ABCP purchase commitments	Fulfillment of asset-backed securitization plan Purchase and collection of securitized assets Issuance and repayment of ABS and ABCP	Issuance of ABS and ABCP based on securitized assets

Summary Of Unconsolidated Structured Entities Explanatory
42.2 Details of scale of unconsolidated structured entities and nature of the risks associated with the Group’s interests in unconsolidated structured entities as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Structured financing		Investment funds		Trusts		Asset-backed securitization and others		Total
Total assets of unconsolidated structured entities	￦	114,891,212	￦	593,418,756	￦	4,893,076	￦	142,477,227	￦	855,680,271
Carrying amount in the financial statements
Assets:
Financial assets at fair value through profit or loss	￦	98,771	￦	15,553,522	￦	7,249	￦	4,895,929	￦	20,555,471
Loans measured at amortized cost		11,487,358		580,121		112,867		2,959,032		15,139,378
Financial investments		—		—		—		10,382,744		10,382,744
Investments in associates		—		418,484		—		—		418,484
Other assets		7,823		1,919		686,208		11,969		707,919

	￦	11,593,952	￦	16,554,046	￦	806,324	￦	18,249,674	￦	47,203,996

Liabilities:
Deposits	￦	2,202,888	￦	52,921	￦	—	￦	359,418	￦	2,615,227
Derivative financial liabilities		—		288		—		—		288
Other liabilities		4,442		43		57		2,082		6,624

	￦	2,207,330	￦	53,252	￦	57	￦	361,500	￦	2,622,139

Maximum exposure *
Assets held	￦	11,593,952	￦	16,554,046	￦	806,324	￦	18,249,674	￦	47,203,996
Purchase and investment commitments		471,052		6,138,638		10,250		1,183,800		7,803,740
Unused credit		1,406,447		—		36,672		5,006,963		6,450,082
Acceptances and guarantees and loan commitments		792,848		—		—		15,405		808,253

	￦	14,264,299	￦	22,692,684	￦	853,246	￦	24,455,842	￦	62,266,071

Methods of determining the maximum exposure		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees		Investments / loans and Investment agreements		Trust paying dividends by results: Total amount of trust exposure		Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees
42.2 Details of scale of unconsolidated structured entities and nature of the risks associated with the Group’s interests in unconsolidated structured entities as of December 31, 2023 and 2024, are as follows (cont’d):

(In millions of Korean won)	December 31, 2024
	Structured financing		Investment funds		Trusts		Asset-backed securitization and others		Total
Total assets of unconsolidated structured entities	￦	157,770,828	￦	1,934,544,704	￦	6,013,014	￦	160,056,159	￦	2,258,384,705
Carrying amount in the financial statements
Assets:
Financial assets at fair value through profit or loss	￦	61,079	￦	17,801,830	￦	152,629	￦	4,432,933	￦	22,448,471
Derivative financial assets		—		4,111		—		7,742		11,853
Loans measured at amortized cost		11,508,337		528,738		100,087		2,998,984		15,136,146
Financial investments		—		—		—		10,438,641		10,438,641
Investments in associates		—		489,021		—		—		489,021
Other assets		4,796		41,398		1,154,232		11,114		1,211,540

	￦	11,574,212	￦	18,865,098	￦	1,406,948	￦	17,889,414	￦	49,735,672

Liabilities:
Deposits	￦	2,512,650	￦	117,624	￦	—	￦	355,442	￦	2,985,716
Derivative financial liabilities		—		8,788		—		—		8,788
Other liabilities		5,302		764		—		1,465		7,531

	￦	2,517,952	￦	127,176	￦	—	￦	356,907	￦	3,002,035

Maximum exposure *
Assets held	￦	11,574,212	￦	18,865,098	￦	1,406,948	￦	17,889,414	￦	49,735,672
Purchase and investment commitments		36,332		6,300,397		27,130		1,046,568		7,410,427
Unused credit		1,554,565		30,568		573		3,788,715		5,374,421
Acceptances and guarantees and loan commitments		974,869		—		—		527,677		1,502,546

	￦	14,139,978	￦	25,196,063	￦	1,434,651	￦	23,252,374	￦	64,023,066

Methods of determining the maximum exposure		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees		Investments / loans and Investment agreements		Trust paying dividends by results: Total amount of trust exposure		Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees

*	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.